SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 7 – SUBSEQUENT EVENTS In January 2023, the Company sold a combined total of 725,000 shares of common stock to unrelated parties for $362,500.